Stock-Based Compensation Plans - Summary of Stock Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Payment Arrangement [Abstract]
Options outstanding	400,722	[1]	189,015	173,095	150,255
Options granted	68,865		29,920	33,960
Options forfeited	(6,035)		(10,000)	(5,319)
Options exercised			(4,000)	(5,801)
Term adjustment	148,877
Options outstanding weighted average exercise price	$ 14.96		$ 21.49	$ 21.49	$ 22.16
Options outstanding weighted average exercise price - Granted	18.40		20.10	18.57
Options outstanding weighted average exercise price - forfeited	$ 23.99		18.24	22.03
Options outstanding weighted average exercise price - Exercised			$ 18.84	$ 21.44
Options outstanding weighted average remaining term	6 years 6 months		6 years 3 months 20 days	6 years 3 months 20 days	6 years 3 months 20 days
Options outstanding weighted average grant date fair value	$ 1,749		$ 1,531	$ 1,398	$ 1,259
Options granted weighted average grant date fair value	$ 275		$ 240	$ 240
Options forfeited weighted average grant date fair value	$ (57)		$ (76)	$ (48)
Options exercised weighted average grant date fair value			$ (31)	$ (53)
Options exercisable at September 30, 2020	191,597
Options exerciseable weighted average exercise price	$ 16.09
Options exercisable weighted average remaining term	4 years 9 months 22 days
Options exerciseable weighted average grant date fair value	$ 1,002
Options vested during twelve months ended September 30, 2020	39,070
Options vested weighted average grant date fair value	$ 204

[1]	(a)The Company stock option intrinsic values were adjusted as of January 30, 2020, the date of the extraordinary dividend. Stock option activity, including the weighted average exercise price, was not retroactively adjusted.